Accounts receivable, net - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Accounts receivable	$ 33,920	$ 32,232
Less: Allowance for current expected credit losses	(1,258)	(1,022)	$ (1,429)	$ (1,764)
Accounts receivable, net	$ 32,662	$ 31,210